Pension and Other Postretirement Employee Benefits (OPEB) Plans (Narrative) (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Oct. 02, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Market-related value of assets held in trust, realized and unrealized gains or losess, included in preceding period, related to vesting percentage			25.00%
Assumed discount rate, number of corporate bonds used to derive yield curve			391
Pension Plan [Member] | Predecessor
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to retirement plan		$ 2		$ 16
Other Postretirement Benefits Plan [Member] | Successor
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to retirement plan	$ 1		$ 5
Expected future employer contributions to retirement plan			6
Other Postretirement Benefits Plan [Member] | Predecessor
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to retirement plan		$ 3		8
Parent Company [Member] | Pension Plan [Member] | Predecessor
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to retirement plan				67
Oncor [Member] | Pension Plan [Member] | Predecessor
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to retirement plan				$ 51
Other Postretirement Benefits Plan [Member] | Successor
Defined Benefit Plan Disclosure [Line Items]
Future amortization of gain (loss) and prior service costs			$ 3
Employer contributions to retirement plan	$ 1		$ 5